Fair value (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of the Analysis of Assets and Liabilities Recorded at Fair Value on a Recurring Basis by Level of the Fair Value Hierarchy
The table below provides an analysis of assets and liabilities recorded at fair value on a recurring basis by level of the fair value hierarchy:

	Level I	Level II	Level III	Total 2021

Assets carried at fair value

Available-for-sale

Shares	84	75	191	350

Debt securities	25,166	68,131	603	93,899

Money market and other short-term instruments	1,204	3,586	-	4,790

Other investments at fair value	-	246	599	844

	26,453	72,038	1,393	99,884

Fair value through profit or loss

Shares	85	237	1,343	1,665

Debt securities	130	3,161	5	3,296

Money market and other short-term instruments	18	102	-	120

Other investments at fair value	2	389	3,010	3,401

Investments for account of policyholders 1)	129,794	119,653	943	250,390

Derivatives	150	8,676	1	8,827

Investments in real estate	-	-	2,643	2,643

Investments in real estate for policyholders	-	-	563	563

	130,178	132,219	8,507	270,904

Revalued amounts

Real estate held for own use	-	-	185	185

	-	-	185	185

Total assets at fair value	156,631	204,256	10,086	370,974

Liabilities carried at fair value
Investment contracts for account of policyholders 2)	-	71,249	(6)	71,242

	-	-	-	-

Derivatives	39	7,162	3,437	10,639
Total liabilities at fair value	39	78,411	3,431	81,881

1	The investments for account of policyholders include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders represents only those investment contracts carried at fair value.

	Level I	Level II	Level III	Total 2020
Assets carried at fair value

Available-for-sale

Shares	90	82	173	345

Debt securities	28,300	64,914	467	93,681

Money market and other short-term instruments	832	3,726	-	4,558

Other investments at fair value	-	415	581	996

	29,222	69,136	1,221	99,580

Fair value through profit or loss

Shares	80	226	1,329	1,634

Debt securities	168	5,260	242	5,669

Money market and other short-term instruments	17	93	-	109

Other investments at fair value	1	470	2,174	2,645

Investments for account of policyholders 1)	118,057	104,635	1,012	223,705

Derivatives	34	13,930	22	13,986

Investments in real estate	-	-	2,385	2,385

Investments in real estate for policyholders	-	-	467	467

	118,356	124,613	7,631	250,600

Revalued amounts

Real estate held for own use	-	-	209	209

	-	-	209	209

Total assets at fair value	147,578	193,750	9,061	350,389

Liabilities carried at fair value

Investment contracts for account of policyholders 2)	-	59,637	(12)	59,625

Derivatives	61	9,654	4,902	14,617

Total liabilities at fair value	61	69,291	4,890	74,242

1	The investments for account of policyholders include investments carried at fair value through profit or loss.
2	The investment contracts for account of policyholders represents only those investment contracts carried at fair value.
3	Total borrowings on the statement of financial position contain borrowings carried at amortized cost that are not included in the above schedule.

Schedule of Transfers between Level 1 and Level II for Financial Assets and Liabilities Recorded at Fair Value on Recurring Basis
The table below shows transfers between Level I and Level II for financial assets and financial liabilities recorded at fair value on a recurring basis.

	Total 2021		Total 2020
	Transfers Level I to Level II	Transfers Level II to Level I	Transfers Level I to Level II	Transfers Level II to Level I
Assets carried at fair value

Available-for-sale
Debt securities	44	32	-	46
	44	32	-	46

Total assets at fair value	44	32	-	46

Total Liabilities carried at fair value	-	-	-	-

Disclosures of Changes in Level 3 Assets

Assets carried at fair value
Available-for-sale
Shares	173	-	-	1	3	30	(26)	(0)	11	-	-	-	-	191	-
Debt securities	467	-	-	(1)	6	228	(29)	(46)	22	-	203	(246)	-	603	-
Money markets and other short-term instruments	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other investments at fair value	581	-	-	(113)	7	111	(24)	(6)	43	-	-	-	-	599	-
	1,221	-	-	(114)	16	368	(80)	(52)	77	-	203	(246)	-	1,393	-

Fair value through profit or loss
Shares	1,329	-	-	150	-	179	(316)	1	1	-	-	-	-	1,343	147
Debt securities	242	-	-	(1)	-	124	(361)	(0)	-	-	-	-	-	5	1
Other investments at fair value	2,173	-	-	796	-	492	(638)	-	186	-	-	-	-	3,010	(1)
Investments for account of policyholders	1,012	-	-	206	(0)	(198)	(93)	-	22	-	-	(7)	-	943	162
Derivatives	22	-	-	(17)	-	-	(4)	-	-	-	-	-	-	1	(10)
Investments in real estate	2,385	-	-	253	-	48	(60)	-	3	14	-	-	-	2,643	253
Investments in real estate for policyholders	467	-	-	46	-	60	(43)	-	32	-	-	-	-	563	66
	7,631	-	-	1,433	(0)	705	(1,514)	-	245	14	-	(7)	-	8,507	618

Revalued amounts
Real estate held for own use	209	-	-	(16)	(4)	6	-	(0)	5	(14)	-	-	-	185	1
	209	-	-	(16)	(4)	6	-	(0)	5	(14)	-	-	-	185	1

Total assets at fair value	9,061	-	-	1,303	12	1,079	(1,594)	(52)	326	-	203	(253)	-	10,086	619

Liabilities carried at fair value
Investment contracts for account of policyholders	(12)	-	-	(1)	-	(361)	366	-	2	-	-	-	-	(6)	3
Derivatives	4,902	-	-	(1,627)	-	-	(14)	-	176	-	-	-	-	3,437	607
	4,890	-	-	(1,628)	-	(361)	352	-	178	-	-	-	-	3,431	610

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Assets carried at fair value
Available-for-sale
Shares	157	-	-	(27)	24	49	(15)	(1)	(12)	-	-	(2)	-	173	-
Debt securities	1,074	-	-	3	(19)	155	(11)	(34)	(32)	-	26	(695)	-	467	-
Money markets and other short-term instruments	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-
Other investments at fair value	482	-	-	(140)	28	302	(19)	(22)	(50)	-	-	-	-	581	-
	1,712	-	-	(163)	34	505	(45)	(56)	(94)	-	26	(697)	-	1,221	-

Fair value through profit or loss
Shares	1,401	-	-	(132)	-	160	(97)	-	(3)	-	-	-	-	1,329	(98)
Debt securities	4	-	-	-	-	276	(37)	-	-	-	-	-	-	242	-
Other investments at fair value	2,049	-	-	122	-	432	(250)	-	(184)	-	16	(13)	-	2,173	(1)
Investments for account of policyholders	1,805	-	-	3	-	(168)	(607)	-	(20)	-	-	-	-	1,012	37
Derivatives	56	-	-	(33)	-	-	-	-	-	-	-	-	-	22	(32)
Investments in real estate	2,901	-	-	65	-	150	(717)	-	(14)	-	-	-	-	2,385	196
Investments in real estate for policyholders	586	-	-	(36)	-	4	(56)	-	(31)	-	-	-	-	467	(52)
	8,802	-	-	(11)	-	854	(1,765)	-	(251)	-	16	(13)	-	7,631	51

Revalued amounts
Real estate held for own use	208	-	-	(9)	18	5	(5)	-	(8)	-	-	-	-	209	-
	208	-	-	(9)	18	5	(5)	-	(8)	-	-	-	-	209	-

Total assets at fair value	10,722	-	-	(183)	51	1,364	(1,815)	(57)	(354)	-	42	(710)	-	9,061	51

Liabilities carried at fair value
Investment contracts for account of policyholders	197	-	-	9	-	(200)	(16)	-	(3)	-	-	-	-	(12)	7
Derivatives	3,081	-	-	2,073	(9)	-	(15)	-	(228)	-	-	-	-	4,902	314
	3,278	-	-	2,082	(9)	(200)	(31)	-	(231)	-	-	-	-	4,890	321

1	Includes impairments and movements related to fair value hedges. Gains and losses are recorded in the line item Results from financial transactions of the income statement.
2
Total gains and losses are recorded in line items: Gains / (losses) on revaluation of available-for-sale
investments, (Gains) / losses transferred to the income statement on disposal and impairment of available-for-sale
investments and Changes in revaluation reserve real estate held for own use of the statement of other comprehensive income.

3	Total gains / (losses) for the period during which the financial instrument was in Level III.

Information about Significant Unobservable Inputs
The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level III financial instruments.

	Valuation technique 1)	Significant unobservable input 2)	December 31, 2021	Range (weighted average)	December 31, 2020	Range (weighted average)
Assets carried at fair value
Available-for-sale

Shares

	Net asset value	n.a.	166	n.a.	136	n.a.

	Other	n.a.	25	n.a.	37	n.a.
			191		173

Debt securities

	Broker quote	n.a.	493	n.a.	374	n.a.

	Discounted cash flow	Credit spread	-	n.a.	29	2.38%

	Discounted cash flow	Constant Prepayment Rate	5	21.43%	6	n.a.

	Discounted cash flow	Constant Prepayment Rate	22	9.95%	24	8.57%

	Other	n.a.	82	n.a.	34	n.a.
			603		467

Other investments at fair value

Tax credit investments	Discounted cash flow	Discount rate	541	7.09%	517	6.55%

Investment funds	Net asset value	n.a.	3	n.a.	12	n.a.

Other	Other	n.a.	56	n.a.	52	n.a.
			599		581
At December 31			1,393		1,221

Fair value through profit or loss

Shares	Other	n.a.	1,343	n.a.	1,329	n.a.

Debt securities	Other	n.a.	5	n.a.	3	n.a.

Debt securities	Broker quote	n.a.	-	n.a.	239	n.a.
			1,348		1,571

Other investments at fair value

Investment funds	Net asset value	n.a.	2,944	n.a.	2,095	n.a.

Other	Other	n.a.	66	n.a.	79	n.a.
			3,010		2,174

Derivatives

Longevity swap	Discounted cash flow	Mortality	-	n.a.	22	n.a.
			-		22

Total assets at fair value 3)			5,750		7,582

Liabilities carried at fair value

Derivatives

Embedded derivatives in insurance contracts	Discounted cash flow	Own credit spread	3,437	0.23%	4,902	0.25%
Total liabilities at fair value			3,437		4,902

1	Other in the table above (column Valuation technique) includes investments for which the fair value is uncorroborated and no broker quote is received.
2
Not applicable (n.a.) has been included when the unobservable inputs are not developed by the Group and are not reasonably available. Refer to the section Fair value measurement in this note for a detailed description of Aegon’s methods of determining fair value and the valuation techniques.

3
Investments for account of policyholders are excluded from the table above and from the disclosure regarding reasonably possible alternative assumptions. Policyholder assets, and their returns, belong to policyholders and do not impact Aegon’s net result or equity. The effect on total assets is offset by the effect on total liabilities. Derivatives exclude derivatives for account of policyholders amounting to 1 (2020: 0)

Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives
The table below presents the impact on a fair value measurement of a change in the own credit spread by 5 basis points included in the discount rate.

	December 31, 2021	Effect of reasonably possible alternative assumptions (+/-)		December 31, 2020	Effect of reasonably possible alternative assumptions (+/-)
		Increase	Decrease		Increase	Decrease
Financial liabilities carried at fair value

Embedded derivatives in insurance contracts	3,437	39	(39)	4,902	48	(48)

Carrying Values and Estimated Fair Values of Assets and Liabilities
The following table presents the carrying values and estimated fair values of assets and liabilities, excluding assets and liabilities which are carried at fair value on a recurring basis.

2021		Estimated fair value hierarchy			Total estimated
	Carrying amount December 31, 2021	Level I	Level II	Level III	fair value December 31, 2021

Assets

Mortgage loans - held at amortized cost	39,991	-	1	44,366	44,366

Private loans - held at amortized cost	4,883	-	34	5,457	5,491

Other loans - held at amortized cost	1,949	21	1,923	5	1,949

Liabilities

Subordinated borrowings - held at amortized cost	2,194	1,567	872	-	2,438

Trust pass-through securities - held at amortized cost	126	-	139	-	139

Borrowings – held at amortized cost	9,661	1,735	2,662	5,773	10,171

Investment contracts - held at amortized cost	21,573	-	-	20,861	20,861

2020		Estimated fair value hierarchy			Total estimated
	Carrying amount December 31, 2020	Level I	Level II	Level III	fair value December 31, 2020

Assets

Mortgage loans - held at amortized cost	38,244	-	1	43,257	43,258

Private loans - held at amortized cost	4,358	-	38	5,242	5,280

Other loans - held at amortized cost	1,917	41	1,850	26	1,917

Liabilities

Subordinated borrowings - held at amortized cost	2,085	1,517	834	-	2,351

Trust pass-through securities - held at amortized cost	126	-	51	91	142

Borrowings – held at amortized cost	8,524	1,766	2,083	5,315	9,165

Investment contracts - held at amortized cost	20,889	-	-	20,382	20,382

Carrying Values and Estimated Fair Values of Assets and Liabilities
The table that follows summarizes the carrying amounts of financial assets and financial liabilities that are classified as at fair value through profit or loss, with appropriate distinction between those financial assets and financial liabilities held for trading and those that, upon initial recognition, were designated as at fair value through profit or loss.

	2021		2020
	Trading	Designated	Trading	Designated

Investments for general account	41	8,440	114	9,943

Investments for account of policyholders	-	250,390	-	223,705

Derivatives with positive values not designated as hedges	8,390	-	13,364	-
Total financial assets at fair value through profit or loss	8,431	258,830	13,479	233,647

Investment contracts for account of policyholders	-	71,242	-	59,625

Derivatives with negative values not designated as hedges	9,617	-	13,828	-
Total financial liabilities at fair value through profit or loss	9,617	71,242	13,828	59,625

Summary of Gains and losses recognized in the income statement on financial assets and financial liabilities
Gains and losses recognized in the income statement on financial assets and financial liabilities classified as at fair value through profit or loss can be summarized as follows:

	2021		2020 1)
	Trading	Designated	Trading	Designated
Net gains and (losses)	(2,930)	25,591	1,150	20,411

1	Comparative amounts have been updated.